SCHEDULE OF OPERATING LEASE COSTS (Details) - SGD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Operating lease expense (per ASC 842)	$ 541,356	$ 555,071
Total lease expense	$ 541,356	$ 555,071